Restatement of prior period financial statements (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Financial Statements

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Revenue	1,231,265	6,370	1,237,635	(i),(ii),(iv)
Cost of sales	(1,213,654)	(2,366)	(1,216,020)	(i),(ii),(iii),(iv)
Gross profit	$17,611	$4,004	$21,615
Selling, general and administrative expense	(448,632)	(25,975)	(474,607)	(i),(ii),(iv)
Research and development expense	(81,311)	(1,739)	(83,050)	(ii),(iii)
Other operating expense, net	38,581	(22)	38,559	(i)
Operating loss	$(473,751)	$(23,732)	$(497,483)
Finance income	12,489	—	12,489
Finance expense	(90,516)	(2,140)	(92,656)	(i),(iv)
Fair value change - Earn-out rights	232,995	—	232,995

Fair value change - Class C Shares	10,750	—	10,750
Loss before income taxes	$(308,033)	$(25,872)	$(333,905)
Income tax expense	(5,002)	(1,923)	(6,925)	(iv),(v)
Net loss	$(313,035)	$(27,795)	$(340,830)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.15)	(0.01)	(0.16)
Class B - Basic and Diluted	(0.15)	(0.01)	(0.16)

Consolidated Statement of Comprehensive Loss

Net loss	(313,035)	(27,795)	(340,830)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(26,735)	(923)	(27,658)	(i), (ii), (iii), (iv), (v)
Total other comprehensive income	$(26,735)	$(923)	$(27,658)
Total comprehensive loss	$(339,770)	$(28,718)	$(368,488)
Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2023

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Cash flows from operating activities
Net loss	(313,035)	(27,795)	(340,830)	(i), (ii), (iii), (iv), (v)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	57,074	(3,870)	53,204	(i), (ii), (iii)
Warranties	36,003	(1,384)	34,619	(i)
Impairment of inventory	11,795	—	11,795
Finance income	(12,489)	—	(12,489)
Finance expense	90,516	2,140	92,656	(i), (iv)
Fair value change - Earn-out rights	(232,995)	—	(232,995)
Fair value change - Class C Shares	(10,750)	—	(10,750)
Income tax expense	5,002	1,923	6,925	(iv), (v)
Disposals and derecognition of property plant and equipment and intangible assets	—	2,070	2,070	(iv)
Other provisions	—	14,873	14,873	(iv)
Unrealised Exchange Gain/Loss Operating Payables	—	(5,022)	(5,022)	(iv)
Other non-cash expense and income	19,252	(11,855)	7,397	(iv)
Change in operating assets and liabilities:
Inventories	(206,373)	17,172	(189,201)	(i), (iii), (iv)
Contract liabilities	24,673	(3,510)	21,163	(i), (ii), (iv)
Trade receivables, prepaid expenses and other assets	72,372	(3,684)	68,688	(i), (iv)
Trade payables, accrued expenses and other liabilities	(154,206)	19,440	(134,766)	(i), (ii), (iii), (iv)
Interest received	12,489	—	12,489
Interest paid	(48,667)	—	(48,667)
Taxes paid	(11,401)	—	(11,401)
Cash used for operating activities	$(660,740)	$498	$(660,242)

Cash flows from investing activities
Additions to property, plant and equipment	(42,948)	—	(42,948)
Additions to intangible assets	(239,850)	1,920	(237,930)	(iii)
Proceeds from the sale of property, plant and equipment	1,710	—	1,710
Cash used for investing activities	$(281,088)	$1,920	$(279,168)
Cash flows from financing activities
Proceeds from short-term borrowings	1,671,964	—	1,671,964
Principal repayments of short-term borrowings	(598,953)	—	(598,953)
Principal repayments of lease liabilities	(9,045)	(2,526)	(11,571)	(i), (iv)
Cash provided by financing activities	$1,063,966	$(2,526)	$1,061,440
Effect of foreign exchange rate changes on cash and cash equivalents	(38,603)	108	(38,495)	(i), (ii), (iii), (iv), (v)
Net increase in cash and cash equivalents	$83,535	$—	$83,535
Cash and cash equivalents at the beginning of the period	$973,877	$—	$973,877
Cash and cash equivalents at the end of the period	$1,057,412	$—	$1,057,412